TRADE PAYABLES AND OTHER - Contract Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 6	€ 9
Current	54	68
Deferred tooling revenue
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	0
Current	0	0
Advance payment from customers
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	7
Current	5	9
Unrecognized variable consideration
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	2	2
Current	46	57
Other
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	0	0
Current	€ 3	€ 2